Debt Obligation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 2,990,308	$ 3,038,297
Amount due within one year		233,681	205,081	[1]
Amounts due beyond one year		2,756,627	2,833,216	[1]
TMCL II Secured Debt Facility
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	[2]	$ 659,714	$ 951,923
Weighted average variable interest rate	[2]	3.38%	2.40%
Final Maturity	[2]	Aug. 31, 2024
TMCL IV Secured Debt Facility
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	[2],[3]	$ 132,885	$ 140,202
Weighted average variable interest rate	[2],[3]	4.00%	2.69%
Final Maturity	[2],[3]	Feb. 29, 2020
TL Revolving Credit Facility
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 568,403	$ 671,060
Weighted average variable interest rate		3.56%	2.50%
Final Maturity		Jun. 30, 2020
TL Revolving Credit Facility II
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 150,906	$ 174,005
Weighted average variable interest rate		3.55%	2.44%
Final Maturity		Jul. 31, 2020
TW Revolving Credit Facility
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 97,148	$ 122,723
Weighted average variable interest rate		3.38%	2.63%
Final Maturity		Sep. 30, 2026
TAP Funding Revolving Credit Facility
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 163,276	$ 149,230
Weighted average variable interest rate		3.43%	2.45%
Final Maturity		Dec. 31, 2021
TL Term Loan
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 352,555	$ 394,732
Weighted average variable interest rate		3.69%	2.59%
Final Maturity		Apr. 30, 2019
2013-1 Bonds
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt			$ 200,595
Fixed interest rate			3.90%
Final Maturity		Sep. 30, 2038
2014-1 Bonds
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt			$ 233,827
Fixed interest rate			3.27%
Final Maturity		Oct. 31, 2039
2017-1 Bonds
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 390,013
Fixed interest rate		3.91%
Final Maturity		May 31, 2042
2017-2 Bonds
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt		$ 475,408
Fixed interest rate		3.73%
Final Maturity		Jun. 30, 2042

[1]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.
[2]	Final maturity of the TMCL II Secured Debt Facility and TMCL IV Secured Debt Facility are based on the assumptions that both facilities will not be extended on their associated conversion dates.
[3]	On January 31, 2018, the TMCL IV Secured Debt Facility was terminated and the unpaid debt amount was fully repaid by proceeds primarily from the TL Revolving Credit Facility (see Note 17 “Subsequent Events”).